MAR-Q1

Quarterly Report
June 30, 2025
MFS®  Arkansas
Municipal Bond Fund

Portfolio of Investments
6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 99.0%
Airport Revenue – 0.8%
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.125%, 6/30/2060	$840,000	$824,498
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	95,000	95,145
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	80,000	80,002
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	125,000	124,183
		$1,123,828
General Obligations - General Purpose – 2.8%
Arkansas Higher Education, General Obligation, 4%, 6/01/2029	$2,000,000	$2,000,387
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	375,000	343,355
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	550,000	563,645
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.625%, 7/01/2029	65,135	68,705
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	63,265	68,239
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	59,992	58,530
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	111,025	106,900
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	46,282	44,095
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	62,925	55,920
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	216,442	184,931
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	77,204	53,374
State of Illinois, General Obligation, 5.5%, 5/01/2039	120,000	125,697
State of Illinois, General Obligation, 5.75%, 5/01/2045	115,000	119,372
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	115,000	117,385
		$3,910,535
General Obligations - Schools – 10.7%
Benton County, AR, Bentonville School District No. 6 Construction Refunding, “B”, 4%, 6/01/2047	$1,000,000	$878,854
Benton County, AR, Bentonville School District No. 6 Construction, “G”, 2.25%, 6/01/2046	1,000,000	600,357
Crittenden County, AR, Community College District, 4.6%, 2/01/2035	285,000	272,168
Crittenden County, AR, Community College District, 4.7%, 2/01/2040	625,000	576,058
Crittenden County, AR, Earle Special School District Refunding and Construction, 4%, 2/01/2048	1,000,000	868,911
Fort Smith, AR, School District No. 100 Construction, “B”, 2.75%, 2/01/2045	1,370,000	933,772
Greene County, AR, Tech School District No. T-1, Construction Refunding, 3.75%, 4/01/2041	1,100,000	1,005,931
Greene County, AR, Tech School District No. T-1, Construction Refunding, 3.75%, 4/01/2042	1,000,000	892,387
Jefferson County, AR, Pine Bluff School District No. 3 Construction, “B”, 4.125%, 2/01/2049	1,000,000	890,336
Jefferson County, AR, Pine Bluff School District No. 3 Construction, “B”, 4.25%, 2/01/2053	1,000,000	894,687
Little Rock, AR, School District & Construction, 3%, 2/01/2030	1,030,000	993,624
Little Rock, AR, School District & Construction (Intercept Program), “B”, 4.125%, 2/01/2052	2,000,000	1,761,793
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	755,000	538,689
North Little Rock, AR, School District No. 1, 2%, 2/01/2027	2,000,000	1,951,781
North Little Rock, AR, School District No. 1, 2%, 2/01/2038	865,000	619,523
Union County, AR, El Dorado School District No. 15 Refunding & Construction, “A”, 5%, 2/01/2044	1,250,000	1,261,931
		$14,940,802
Healthcare Revenue - Hospitals – 11.9%
Arkansas Development Finance Authority, Health Care Rev. (Baptist Health), 5%, 12/01/2047	$1,000,000	$987,583
Arkansas Development Finance Authority, Health Care Rev. (Baptist Health), “A”, 5%, 12/01/2029	1,000,000	1,007,155
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2034	740,000	764,014
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2044	2,000,000	1,950,933
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4.25%, 7/01/2041	750,000	618,668
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2052	1,250,000	835,093
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 5%, 2/01/2038	1,900,000	1,901,861
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 4%, 2/01/2042	990,000	839,787
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2033	1,645,000	1,645,067
Batesville, AK, Public Facilities Board, Hospital Rev. (White River Health System, Inc.), 5%, 6/01/2027	500,000	501,851
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	30,000	25,104
Conway, AR, Hospital Rev. (Conway Regional Medical Center), “A”, 4%, 8/01/2038	1,000,000	886,381

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	$20,000	$17,379
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	810,000	697,715
Montgomery County, MD, Rev. (Trinity Health Credit Group), “MD”, 5%, 12/01/2045	300,000	294,689
Pulaski County, AR, Hospital Rev. (Arkansas Children's Hospital), 4.25%, 3/01/2048	1,000,000	900,360
Springdale, AR, Public Facilities Board Hospital Rev. (Children's Northwest Project), 5%, 3/01/2040	2,820,000	2,829,166
		$16,702,806
Industrial Revenue - Other – 0.3%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	$170,000	$124,031
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	390,000	298,302
		$422,333
Miscellaneous Revenue - Other – 5.0%
Arkansas Development Finance Authority Rev. (Donaghey Plaza Project), 5%, 6/01/2034	$2,605,000	$2,609,589
Bryant, AR, Capital Improvement Rev., 4.2%, 2/01/2050	1,000,000	885,742
Fayetteville, AR, Hotel, Motel and Restaurant Rev., BAM, 5%, 11/01/2034	2,000,000	2,003,421
Jonesboro, AR, Capital Improvement Rev., AGM, 5.2%, 8/01/2055 (w)	500,000	501,894
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	375,000	366,463
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	560,000	545,898
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	60,000	60,494
		$6,973,501
Multi-Family Housing Revenue – 0.3%
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$423,505	$410,090
Sales & Excise Tax Revenue – 20.6%
Alma, AR, Sales & Use Tax, AGM, 4.125%, 3/01/2039	$1,000,000	$985,675
Batesville, AK, Sales & Use Tax Rev., “B”, BAM, 4%, 2/01/2047	2,250,000	2,071,667
Batesville, AK, Sales & Use Tax Rev., “B”, BAM, 4%, 2/01/2049	750,000	704,839
Bentonville, AR, Sales & Use Tax, 4.125%, 11/01/2038	1,000,000	990,990
Bentonville, AR, Sales & Use Tax, 4.125%, 11/01/2040	750,000	740,055
Centerton, AR, Sales and Use Tax Improvement, AGM, 4%, 11/01/2044	1,500,000	1,357,839
Centerton, AR, Sales and Use Tax Improvement, AGM, 4.125%, 11/01/2049	1,000,000	937,461
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2044	1,585,000	605,680
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/2035	1,150,000	1,150,318
Forrest City, AR, Sales & Use Tax, 3%, 11/01/2032	350,000	330,543
Forrest City, AR, Sales & Use Tax, 3%, 11/01/2033	370,000	344,692
Forrest City, AR, Sales & Use Tax, 3%, 11/01/2034	380,000	350,717
Forrest City, AR, Sales & Use Tax, 3%, 11/01/2036	400,000	358,376
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	110,000	97,369
Hope, AR, Sales & Use Tax, BAM, 4.5%, 6/01/2046	300,000	283,573
Madison County, AR, Sales & Use Tax, 4.375%, 12/01/2043	1,000,000	974,083
Madison County, AR, Sales & Use Tax, 4.625%, 12/01/2048	500,000	489,493
Magnolia, AR, Sales & Use Tax Improvement, “B”, BAM, 4.375%, 4/01/2050	650,000	600,626
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,000,000	1,100,560
Mountain View, AK, Sales and Use Tax Rev., BAM, 3%, 11/01/2031	335,000	324,452
Mountain View, AK, Sales and Use Tax Rev., BAM, 3%, 11/01/2035	425,000	385,173
Osceola, AR, Sales & Use Tax Rev. Improvement, BAM, 4%, 6/01/2044	1,300,000	1,167,391
Phillips County, AR, Sales & Use Tax, BAM, 3.75%, 9/01/2038	1,170,000	1,096,075
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	2,000	1,737
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	36,000	34,506
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	122,000	112,163
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	2,898,000	2,724,492
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	235,000	220,506
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	120,000	112,599

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	$62,000	$56,499
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	12,000	10,241
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	593,000	462,666
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	568,000	403,741
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	270,000	85,495
Rogers, AR, Sales & Use Tax Rev., 4%, 11/01/2033	1,495,000	1,500,448
Rogers, AR, Sales & Use Tax Rev., “B”, 5%, 11/01/2036	2,000,000	2,039,938
Searcy, AR, Sales & Use Tax, 4%, 11/01/2041	1,000,000	904,344
Searcy, AR, Sales & Use Tax, 4.125%, 11/01/2044	500,000	451,638
Springdale, AR, Sales & Use Tax Refunding & Improvement, Taxable, “B”, BAM, 4.125%, 8/01/2050	2,000,000	1,766,327
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	280,000	270,900
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	200,000	193,500
		$28,799,387
Secondary Schools – 0.7%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	$750,000	$690,187
District of Columbia Rev. (Rocketship D.C. Obligated Group), “A”, 5%, 6/01/2039 (n)	250,000	241,603
		$931,790
Single Family Housing - State – 5.3%
Alabama Housing Finance Authority, Collateralized Single Family Mortgage Rev., “A”, GNMA, 5.75%, 4/01/2055	$750,000	$810,556
Arkansas Development Finance Authority, Single Family Mortgage Rev. (Mortgage-Backed Securities/Mortgage Loans Program), “A”, GNMA, 4.6%, 7/01/2045	1,310,000	1,271,346
Arkansas Development Finance Authority, Single Family Mortgage Rev. (Mortgage-Backed Securities/Mortgage Loans Program), “A”, GNMA, 4.6%, 7/01/2049	810,000	770,807
Arkansas Development Finance Authority, Single Family Mortgage Rev. (Mortgage-Backed Securities/Mortgage Loans Program), “A”, GNMA, 4.65%, 1/01/2054	990,000	953,633
Arkansas Development Finance Authority, Single Family Mortgage Rev. (Mortgage-Backed Securities/Mortgage Loans Program), “A”, GNMA, 5%, 7/01/2054	975,000	1,018,762
Arkansas Development Finance Authority, Single Family Mortgage Rev. (Mortgage-Backed Securities/Mortgage Loans Program), “C”, GNMA, 5%, 1/01/2055	1,480,000	1,556,306
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.45%, 9/01/2043	825,000	815,557
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.5%, 9/01/2046	275,000	261,745
		$7,458,712
State & Local Agencies – 0.6%
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2044	$2,360,000	$922,925
Student Loan Revenue – 0.1%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$5,000	$4,739
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	185,000	138,460
		$143,199
Tax - Other – 3.2%
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	$95,000	$93,521
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	260,000	268,885
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 5%, 7/01/2034	3,000,000	3,008,144
Searcy, AR, Hotel & Restaurant Gross Receipts Tax, BAM, 4.25%, 4/01/2045	500,000	461,900
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”C-3“, 3%, 5/15/2051	890,000	621,150
		$4,453,600
Tax Assessment – 0.0%
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	$15,000	$14,825
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	12,000	12,055
		$26,880

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – 2.6%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2027	$2,470,000	$2,307,027
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2028	500,000	450,560
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	185,000	153,279
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	475,000	404,950
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	330,000	300,279
		$3,616,095
Toll Roads – 0.9%
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “A”, AGM, 4%, 10/01/2052	$1,000,000	$852,444
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	500,000	384,794
		$1,237,238
Universities - Colleges – 12.8%
Arkansas State University, Housing System Rev. (Jonesboro Campus), 4.5%, 3/01/2031	$2,500,000	$2,502,386
Arkansas Technology University Student Fee Rev., “A”, BAM, 5%, 12/01/2042	500,000	502,440
Arkansas Technology University Student Fee Rev., “A”, BAM, 4.5%, 12/01/2047	500,000	472,096
Arkansas Technology University Student Fee Rev., “A”, BAM, 4.5%, 12/01/2052	1,000,000	920,937
Board of Trustees of the University of Arkansas, Student Fee Rev. (Community College at Morrilton), 5%, 5/01/2051	1,000,000	1,009,651
Board of Trustees of the University of Arkansas, Various Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2043	1,500,000	1,517,282
Board of Trustees of the University of Arkansas, Various Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2047	2,000,000	2,034,814
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAMS Campus), “A”, 5%, 12/01/2045	1,705,000	1,742,135
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAMS Northwest Arkansas), “A”, 5%, 4/01/2040	500,000	525,450
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAMS Northwest Arkansas), “A”, 5%, 4/01/2047	2,000,000	2,036,987
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAMS Northwest Arkansas), “A”, 5%, 4/01/2052	500,000	505,678
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAPB Campus), 5%, 12/01/2047	1,000,000	1,016,473
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAPB Campus), 4%, 12/01/2052	1,000,000	863,250
Connecticut Health & Educational Facilities Authority Rev. (Connecticut College), “M”, 3%, 7/01/2047	1,120,000	801,729
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	620,000	487,973
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	60,000	57,853
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	65,000	58,230
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	340,000	340,681
University of Central Arkansas Student Fee Rev., “A”, AGM, 4%, 11/01/2048	550,000	473,720
		$17,869,765
Utilities - Municipal Owned – 0.7%
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	$100,000	$54,625
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	100,000	54,625
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	145,000	79,206
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	60,000	32,775
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	25,000	13,656
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	210,000	114,712
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	15,000	14,741
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	110,000	60,088
Texas Municipal Power Agency, Transmission System Rev., AGM, 2%, 9/01/2033	625,000	530,460
		$954,888
Utilities - Other – 3.9%
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	$815,000	$854,056
Osceola, AR, Utility & Improvement Refunding Rev., “A”, BAM, 4.25%, 8/01/2053	1,500,000	1,380,718
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	755,000	791,942
Southeast Alabama Energy, Cooperative District Energy Supply Rev., “A-1”, 5.5%, 11/01/2053 (Put Date 1/01/2031)	1,005,000	1,084,676
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	725,000	747,541

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Other – continued
West Memphis, AR, Public Utility System Rev., BAM, 4.25%, 12/01/2049	$700,000	$633,033
		$5,491,966
Water & Sewer Utility Revenue – 15.8%
Arkansas Development Finance Authority Rev. (Revolving Loan Fund), 5%, 6/01/2050	$1,310,000	$1,354,291
Benton County, AR, Washington Regional Public Water Authority Rev., BAM, 4.125%, 10/01/2049	750,000	667,828
Benton County, AR, Washington Regional Public Water Authority Rev., BAM, 4%, 10/01/2052	500,000	426,222
Benton County, AR, Washington Regional Public Water Authority Rev., BAM, 4.25%, 10/01/2054	750,000	667,486
Conway County, AR, Regional Water Distribution District Rev. Improvement, “B”, BAM, 4%, 5/01/2044	645,000	566,804
Conway County, AR, Regional Water Distribution District Rev. Improvement, “B”, BAM, 4.25%, 5/01/2049	1,620,000	1,407,724
Conway County, AR, Regional Water Distribution District Rev. Improvement, “B”, BAM, 4.375%, 5/01/2054	1,885,000	1,649,295
Conway, AR, Wastewater Improvement Rev., “A”, 4%, 10/01/2039	525,000	491,299
Fort Smith, AR, Water and Sewer and Construction Rev., 5%, 10/01/2035	1,000,000	1,028,566
Greenbrier, AR, Water & Sewer Refunding and Improvement Rev., BAM, 4.25%, 12/01/2049	500,000	429,194
Greenbrier, AR, Water & Sewer Refunding and Improvement Rev., BAM, 4.25%, 12/01/2054	345,000	293,583
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	500,000	495,814
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	200,000	197,568
Hot Springs, AR, Construction Wastewater Rev., “B”, BAM, 2.75%, 12/01/2047	1,000,000	659,515
Hot Springs, AR, Construction Wastewater Rev., “B”, BAM, 2.75%, 12/01/2050	1,000,000	633,826
Hot Springs, AR, Wastewater Rev., “C”, BAM, 4.5%, 12/01/2052	2,000,000	1,858,710
Hot Springs, AR, Waterworks & Construction Refunding Rev., BAM, 4.25%, 10/01/2047	1,500,000	1,402,675
Hot Springs, AR, Waterworks Rev., BAM, 3.75%, 10/01/2043	1,750,000	1,575,622
Malvern, AR, Water and Sewer Refunding and Construction Rev., BAM, 3.7%, 8/01/2043	750,000	623,630
Springdale, AR, Water & Sewer Rev., 4.125%, 9/01/2045	1,000,000	937,906
Springdale, AR, Water & Sewer Rev., 4.125%, 9/01/2046	2,000,000	1,851,637
Texarkana, AR, Public Facilities Board, Waterworks & Sewer Facilities Rev., AGM, 4%, 9/01/2040	550,000	527,155
Texarkana, AR, Public Facilities Board, Waterworks & Sewer Facilities Rev., AGM, 4%, 9/01/2043	685,000	639,200
Texarkana, AR, Public Facilities Board, Waterworks & Sewer Facilities Rev., AGM, 4.125%, 9/01/2049	2,000,000	1,784,489
		$22,170,039
Total Municipal Bonds		$138,560,379
Bonds – 0.1%
Transportation - Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	$274,832	$91,821
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$248,197	$152,641
Mutual Funds (h) – 0.2%
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 4.35% (v)	239,584	$239,608

Other Assets, Less Liabilities – 0.6%		841,465
Net Assets – 100.0%		$139,885,914

(a)	Non-income producing security.
(d)	In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $239,608 and $138,804,841, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$1,586,620, representing 1.1% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(w)	When-issued security.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$138,713,020	$—	$138,713,020
U.S. Corporate Bonds	—	91,821	—	91,821
Investment Companies	239,608	—	—	239,608
Total	$239,608	$138,804,841	$—	$139,044,449
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended June 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,518,065	$8,773,504	$12,051,610	$(313)	$(38)	$239,608

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$25,075	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2025, are as follows:
Arkansas	81.6%
Puerto Rico	4.0%
Alabama	2.0%
Illinois	1.6%
Texas	1.5%
New York	1.3%
Massachusetts	1.2%
Maryland	1.0%
California	0.8%
Washington DC	0.8%
North Carolina	0.7%
Connecticut	0.6%
Guam	0.6%
Tennessee	0.5%
Ohio	0.4%
Pennsylvania	0.4%
Virginia	0.4%
Wisconsin	0.3%
New Hampshire	0.3%
Michigan	0.2%
Iowa	0.1%
U.S. Virgin Islands (o)	0.0%
Colorado (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.